Associates and Joint Ventures - Summary of Aggregated Financial Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	£ 30,186	£ 27,889	£ 23,923
Share of after tax (losses)/profits	2,169	1,062	8,372
Share of other comprehensive income	713	962	(487)
Share of total comprehensive (expense)/income	2,882	2,024	7,885
Other associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of turnover	252	133	188
Share of after tax (losses)/profits	(5)	(1)	12
Share of other comprehensive income			25
Share of total comprehensive (expense)/income	£ (5)	£ (1)	£ 37